Financial risk management - Categories of financial instruments and risk management policies (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit and interest rate | Cash and cash equivalents and other investments held to maturity
Financial risk management
Financial Assets	$ 2,576,256	$ 3,336,420	$ 5,987,164
Credit and exchange rate | Receivables, net
Financial risk management
Financial Assets	1,298,399	1,266,110	1,085,670
Interest rate, exchange rate and liquidity | Short-term and long-term debt
Financial risk management
Financial Liabilities	10,676,708	10,184,336	7,696,622
Liquidity | Trade accounts payable
Financial risk management
Financial Liabilities	385,503	326,290	213,207
Employee statutory profit-sharing payable	66,347	56,760	31,365
Liquidity | Accrued interest
Financial risk management
Financial Liabilities	204,843	147,115	73,489
Liquidity | Short-term and long-term financial leasing
Financial risk management
Financial Liabilities	198,844	208,205	224,736
Liquidity | Accounts payable to related parties
Financial risk management
Financial Liabilities	$ 452,933	$ 286,479	$ 269,249